Intangible Assets	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of September 30, 2020 and 2019 consisted of the following:

	2020	2019
Land use rights, cost	$1,632,277	$1,550,500
Less: accumulated amortization	(429,590)	(378,617)
Intangible assets, net	$1,202,687	$1,171,883

The land use right represents the Company’s land use rights in Wenzhou’s plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2020 and 2019. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 10.

Amortization expense was $30,048, $30,617 and $34,964 for the years ended September 30, 2020, 2019 and 2018, respectively.